Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified
	9 Months Ended				9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary CNY	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 5,201,977	32,693,380		23,340,541	$ 394,270	2,477,908		1,808,784
Current	3,718,150	23,367,826		15,848,156	169,048	1,062,431		1,008,640
Non-current	1,483,827	9,325,554		7,492,385	225,222	1,415,477		800,144
Total liabilities	1,347,692	8,469,969		7,015,028	314,856	1,978,806		1,456,328
Current	1,193,422	7,500,418		4,406,547	265,261	1,667,115		1,342,268
Non-current	154,270	969,551		2,608,481	49,595	311,691		114,060
Total revenues	2,541,159	15,970,679	10,026,693		713,535	4,484,424	2,812,050
Net income	$ 1,210,501	7,607,759	4,578,833		$ 23,754	149,291	171,500